Other comprehensive income (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Accumulated other comprehensive income loss [Line Items]
Realized gains (losses) on financial assets measured at fair value through other comprehensive income	$ (4,629)	$ 604	$ 11,431
Interest expense - borrowings and deposits	(85,601)	(63,417)	(70,558)
Realized gains (losses) on financial instruments at FVOCI [Member]
Disclosure of Accumulated other comprehensive income loss [Line Items]
Interest income - financial instruments at FVOCI	0	0	0
Net gain on sale of financial instruments at FVOCI	0	24	(7,243)
Derivative financial instruments and hedging	87	(108)	6,213
Realized gains (losses) on financial assets measured at fair value through other comprehensive income	87	(84)	(1,030)
Gains (losses) on derivative financial instruments [Member]
Disclosure of Accumulated other comprehensive income loss [Line Items]
Realized gains (losses) on financial assets measured at fair value through other comprehensive income	(5,678)	(2,399)	4,581
Interest income - loans at amortized cost	(2,502)	(7,611)	(4,750)
Interest expense - borrowings and deposits	(1,650)	(2,102)	1,679
Net gain (loss) on foreign currency exchange	(1,530)	7,216	6,060
Net gain (loss) on interest rate swaps	4	86	1,104
Net gain (loss) on cross-currency swaps	$ 0	$ 12	$ 488